Annual Total Returns- Janus Henderson Money Market Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Money Market Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	none	none	none	0.01%	0.48%	1.42%	1.73%	0.28%